Pioneer Emerging Markets Equity Fund
Schedule of Investments  |  December 31, 2022

A: PEMEX	C: PEMNX	Y: PEMSX

Schedule of Investments  |  12/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.9%
	Common Stocks — 94.8% of Net Assets
	Automobiles — 0.8%
56,000(a)	Brilliance China Automotive Holdings, Ltd.	$ 31,363
1,709	Eicher Motors, Ltd.	66,427
	Total Automobiles	$97,790
	Banks — 14.4%
7,469	Abu Dhabi Islamic Bank PJSC	$ 18,507
546,000	Agricultural Bank of China, Ltd., Class H	187,487
9,045	Axis Bank, Ltd.	101,664
24,864	Banco Bradesco S.A. (A.D.R.)	71,608
10,486	Banco do Brasil S.A.	68,835
374,000	Bank Central Asia Tbk PT	205,046
176,400	Bank Negara Indonesia Persero Tbk PT	104,136
21,000	China Merchants Bank Co., Ltd., Class H	116,412
49,000	CIMB Group Holdings Bhd	64,544
2,568	Erste Group Bank AG	81,887
16,004	First Abu Dhabi Bank PJSC	74,436
3,700	Hana Financial Group, Inc.	123,805
1,778	HDFC Bank, Ltd. (A.D.R.)	121,633
5,655	ICICI Bank, Ltd. (A.D.R.)	123,788
8,689	ICICI Bank, Ltd.	93,133
874	Komercni Banka AS	25,272
7,357	Nedbank Group, Ltd.	92,050
6,763	Saudi National Bank	91,042
22,335(a)+^#	Sberbank of Russia PJSC	2,138
8,027	State Bank of India	59,312
	Total Banks	$1,826,735
	Beverages — 2.7%
3,420	Embotelladora Andina S.A. (A.D.R.)	$ 49,624
641	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	50,075
3,833	Fomento Economico Mexicano S.A.B de CV	29,825
213,200	Thai Beverage PCL	108,884
10,000	Tsingtao Brewery Co., Ltd., Class H	98,798
	Total Beverages	$337,206
	Biotechnology — 1.0%
5,500(a)	BeiGene, Ltd.	$ 93,951
285(a)	Hugel, Inc.	30,614
	Total Biotechnology	$124,565
	Building Products — 0.5%
36,000	Xinyi Glass Holdings, Ltd.	$ 66,929
	Total Building Products	$66,929
1Pioneer Emerging Markets Equity Fund |  | 12/31/22

Shares		Value
	Capital Markets — 0.4%
18,200	B3 S.A. - Brasil Bolsa Balcao	$ 45,511
	Total Capital Markets	$45,511
	Chemicals — 2.9%
99,074	Fertiglobe Plc	$ 114,017
15,500	Hangzhou Oxygen Plant Group Co., Ltd., Class A	87,778
210	LG Chem, Ltd.	100,458
853	OCI NV	30,439
24,700	PTT Global Chemical PCL	33,704
	Total Chemicals	$366,396
	Construction & Engineering — 1.5%
5,734	Larsen & Toubro, Ltd.	$ 144,203
2,301(a)	Samsung Engineering Co., Ltd.	40,750
	Total Construction & Engineering	$184,953
	Construction Materials — 0.4%
2,618	Grasim Industries, Ltd.	$ 54,362
	Total Construction Materials	$54,362
	Diversified Consumer Services — 1.5%
36,000	China Education Group Holdings, Ltd.	$ 46,591
44,900(a)	Cogna Educacao	17,508
2,600(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	90,532
16,300	YDUQS Participacoes S.A.	31,390
	Total Diversified Consumer Services	$186,021
	Diversified Financial Services — 0.5%
8,820	Chailease Holding Co., Ltd.	$ 62,216
	Total Diversified Financial Services	$62,216
	Diversified Telecommunication Services — 1.1%
40,800	Singapore Telecommunications, Ltd.	$ 78,330
241,400	Telkom Indonesia Persero Tbk PT	58,156
	Total Diversified Telecommunication Services	$136,486
	Electric Utilities — 0.3%
18,201	Enel Chile S.A. (A.D.R.)	$ 40,952
	Total Electric Utilities	$40,952
	Electrical Equipment — 0.4%
10,600	Zhuzhou CRRC Times Electric Co., Ltd.	$ 52,633
	Total Electrical Equipment	$52,633
	Electronic Equipment, Instruments & Components — 2.1%
14,000	Delta Electronics, Inc.	$ 130,421
Pioneer Emerging Markets Equity Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Electronic Equipment, Instruments & Components — (continued)
25,000	Hon Hai Precision Industry Co., Ltd.	$ 81,222
591	Samsung Electro-Mechanics Co., Ltd.	61,587
	Total Electronic Equipment, Instruments & Components	$273,230
	Entertainment — 0.9%
1,635	NetEase, Inc. (A.D.R.)	$ 118,750
	Total Entertainment	$118,750
	Food & Staples Retailing — 1.0%
21,900	Atacadao S.A.	$ 61,315
258	BGF retail Co., Ltd.	43,028
1,140	Sendas Distribuidora S.A. (A.D.R.)	20,874
	Total Food & Staples Retailing	$125,217
	Food Products — 2.2%
3,835	Almarai Co. JSC	$ 54,673
16,133	JBS S.A.	68,072
28,000	Tingyi Cayman Islands Holding Corp.	49,313
49,000	Uni-President Enterprises Corp.	106,142
	Total Food Products	$278,200
	Health Care Providers & Services — 0.7%
977	Apollo Hospitals Enterprise, Ltd.	$ 52,741
39,600(a)	Hapvida Participacoes e Investimentos S/A (144A)	38,068
	Total Health Care Providers & Services	$90,809
	Hotels, Restaurants & Leisure — 2.3%
2,217(a)	Kangwon Land, Inc.	$ 40,878
1,544(a)	MakeMyTrip, Ltd.	42,568
3,959(a)	Trip.com Group, Ltd. (A.D.R.)	136,190
1,438	Yum China Holdings, Inc.	78,587
	Total Hotels, Restaurants & Leisure	$298,223
	Household Durables — 1.1%
1,661	Coway Co., Ltd.	$ 73,754
7,500	Ez Tec Empreendimentos e Participacoes S.A.	19,085
7,200	Midea Group Co., Ltd., Class A	53,482
	Total Household Durables	$146,321
	Independent Power and Renewable Electricity Producers — 0.8%
79,000	China Longyuan Power Group Corp., Ltd., Class H	$ 96,645
	Total Independent Power and Renewable Electricity Producers	$96,645
3Pioneer Emerging Markets Equity Fund |  | 12/31/22

Shares		Value
	Industrial Conglomerates — 0.7%
3,138	Bidvest Group, Ltd.	$ 39,549
900	Jardine Cycle & Carriage, Ltd.	19,229
400	LG Corp.	24,842
	Total Industrial Conglomerates	$83,620
	Insurance — 3.3%
11,800	AIA Group, Ltd.	$ 130,001
29,500	Caixa Seguridade Participacoes S/A	46,743
15,000	China Life Insurance Co., Ltd., Class H	25,756
8,414	ICICI Prudential Life Insurance Co., Ltd. (144A)	45,772
34,102	OUTsurance Group, Ltd.	63,317
16,500	Ping An Insurance Group Co. of China, Ltd., Class H	108,903
	Total Insurance	$420,492
	Interactive Media & Services — 5.4%
396(a)	Baidu, Inc. (A.D.R.)	$ 45,294
15,200	Tencent Holdings, Ltd.	646,034
	Total Interactive Media & Services	$691,328
	Internet & Direct Marketing Retail — 9.2%
4,137(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 364,428
10,100(a)	Alibaba Group Holding, Ltd.	111,516
3,309	JD.com, Inc. (A.D.R.)	185,734
2,964	JD.com, Inc., Class A	83,319
9,600(a)	Meituan, Class B (144A)	212,269
884	Naspers, Ltd., Class N	145,728
897(a)	Pinduoduo, Inc. (A.D.R.)	73,151
	Total Internet & Direct Marketing Retail	$1,176,145
	IT Services — 1.7%
5,220	HCL Technologies, Ltd.	$ 65,302
4,422	Infosys, Ltd. (A.D.R.)	79,640
3,678	Infosys, Ltd.	66,631
	Total IT Services	$211,573
	Leisure Products — 0.6%
11,000	Giant Manufacturing Co., Ltd.	$ 71,716
	Total Leisure Products	$71,716
	Machinery — 0.7%
14,475	Iochpe Maxion S.A.	$ 31,992
33,000	Weichai Power Co., Ltd., Class H	43,972
38,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	18,345
	Total Machinery	$94,309
Pioneer Emerging Markets Equity Fund |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Metals & Mining — 2.2%
3,285	AngloGold Ashanti, Ltd.	$ 63,847
15,654	Grupo Mexico S.A.B de CV, Class B	54,956
14,777	Hindalco Industries, Ltd.	84,091
81	Korea Zinc Co., Ltd.	36,340
80+^#	MMC Norilsk Nickel PJSC	830
2,456(a)	Saudi Arabian Mining Co.	42,402
48,470+^#	United Co. RUSAL International PJSC	1,318
	Total Metals & Mining	$283,784
	Multiline Retail — 0.4%
12,207	Woolworths Holdings, Ltd.	$ 47,658
	Total Multiline Retail	$47,658
	Oil, Gas & Consumable Fuels — 0.6%
2,310+^#	Gazprom PJSC	$ 255
14,254+^#	Gazprom PJSC	1,573
1,309+^#	LUKOIL PJSC	3,614
600	Petroleo Brasileiro S.A.	3,197
4,224	Saudi Arabian Oil Co. (144A)	36,106
30+^#	Surgutneftegas PJSC	—
2,275(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	35,627
	Total Oil, Gas & Consumable Fuels	$80,372
	Paper & Forest Products — 0.3%
4,400	Suzano S.A.	$ 40,839
	Total Paper & Forest Products	$40,839
	Real Estate Management & Development — 7.6%
103,674	Aldar Properties PJSC	$ 124,741
81,800	Ayala Land, Inc.	45,515
19,900	BR Malls Participacoes S.A.	31,352
28,600	Capitaland Investment, Ltd.	79,093
25,000	China Overseas Land & Investment, Ltd.	65,991
30,000	China Resources Land, Ltd.	136,260
601,300	Ciputra Development Tbk PT	36,309
10,600	City Developments, Ltd.	64,910
13,200	Corp. Inmobiliaria Vesta S.A.B de CV	31,505
9,167	DLF, Ltd.	41,562
55,360	Emaar Properties PJSC	88,119
34,000	Greentown Service Group Co., Ltd.	22,298
38,000	Hang Lung Properties, Ltd.	73,781
13,000	Longfor Group Holdings, Ltd. (144A)	39,841
3,000	Sun Hung Kai Properties, Ltd.	41,054
18,000	Swire Properties, Ltd.	45,537
	Total Real Estate Management & Development	$967,868
5Pioneer Emerging Markets Equity Fund |  | 12/31/22

Shares		Value
	Road & Rail — 0.2%
2,800	Localiza Rent a Car S.A.	$ 28,199
	Total Road & Rail	$28,199
	Semiconductors & Semiconductor Equipment — 7.3%
5,000	LandMark Optoelectronics Corp.	$ 17,229
1,838	SK Hynix, Inc.	110,633
9,986	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	743,857
56,000	Xinyi Solar Holdings, Ltd.	61,833
	Total Semiconductors & Semiconductor Equipment	$933,552
	Specialty Retail — 1.7%
1,700	China Tourism Group Duty Free Corp., Ltd., Class A	$ 52,861
83,000	China Yongda Automobiles Services Holdings, Ltd.	61,172
14,015+^#	Detsky Mir PJSC (144A)	637
81,000	Topsports International Holdings, Ltd. (144A)	63,557
13,800	Vibra Energia S.A.	40,644
	Total Specialty Retail	$218,871
	Technology Hardware, Storage & Peripherals — 3.5%
8,839	Samsung Electronics Co., Ltd.	$ 389,783
47	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	52,243
	Total Technology Hardware, Storage & Peripherals	$442,026
	Textiles, Apparel & Luxury Goods — 4.9%
10,022	Cie Financiere Richemont S.A.	$ 131,661
3,037	Fila Holdings Corp.	80,320
5,000	Li Ning Co., Ltd.	42,906
68,400(a)	Samsonite International S.A. (144A)	178,856
5,100	Shenzhou International Group Holdings, Ltd.	57,390
116,000	Xtep International Holdings, Ltd.	129,183
	Total Textiles, Apparel & Luxury Goods	$620,316
	Thrifts & Mortgage Finance — 1.9%
7,550	Housing Development Finance Corp., Ltd.	$ 240,398
	Total Thrifts & Mortgage Finance	$240,398
	Water Utilities — 1.2%
7,490	Cia de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 79,844
66,000	Guangdong Investment, Ltd.	67,568
	Total Water Utilities	$147,412
	Wireless Telecommunication Services — 1.9%
12,074	Bharti Airtel, Ltd.	$ 117,369
Pioneer Emerging Markets Equity Fund |  | 12/31/226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Wireless Telecommunication Services — (continued)
21,000	Far EasTone Telecommunications Co., Ltd.	$ 45,015
2,207	SK Telecom Co., Ltd.	82,570
	Total Wireless Telecommunication Services	$244,954
	Total Common Stocks (Cost $11,658,729)	$12,055,582

	Preferred Stock — 3.1% of Net Assets
	Banks — 0.7%
13,131(b)	Banco Bradesco S.A.	$ 38,078
32,700(b)	Itausa S.A.	52,684
21,762(a)(b)+^#	Sberbank of Russia PJSC	2,074
	Total Banks	$92,836
	Metals & Mining — 0.1%
2,298(b)	Bradespar S.A.	$ 12,892
	Total Metals & Mining	$12,892
	Oil, Gas & Consumable Fuels — 0.3%
7,900(b)	Petroleo Brasileiro S.A.	$ 36,978
	Total Oil, Gas & Consumable Fuels	$36,978
	Technology Hardware, Storage & Peripherals — 2.0%
6,305(b)	Samsung Electronics Co., Ltd.	$ 253,700
	Total Technology Hardware, Storage & Peripherals	$253,700
	Total Preferred Stock (Cost $468,936)	$396,406

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $12,127,665)	$12,451,988
	OTHER ASSETS AND LIABILITIES — 2.1%	$267,550
	net assets — 100.0%	$12,719,538

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $667,349, or 5.2% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods.
#	Securities are restricted as to resale.
7Pioneer Emerging Markets Equity Fund |  | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Detsky Mir PJSC	10/1/2019	$20,368	$637
Gazprom PJSC	10/1/2019	45,761	1,573
Gazprom PJSC	11/16/2020	5,453	255
LUKOIL PJSC	9/15/2020	96,414	3,614
MMC Norilsk Nickel PJSC	10/1/2019	20,493	830
Sberbank of Russia PJSC	10/1/2019	67,203	2,074
Sberbank of Russia PJSC	9/15/2020	71,103	2,138
Surgutneftegas PJSC	10/1/2019	17	—
United Co. RUSAL International PJSC	3/29/2021	30,782	1,318
Total Restricted Securities			$12,439
% of Net assets			0.1%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$—	$97,790	$—	$97,790
Banks	385,864	1,438,733	2,138	1,826,735
Beverages	129,524	207,682	—	337,206
Biotechnology	—	124,565	—	124,565
Building Products	—	66,929	—	66,929
Chemicals	33,704	332,692	—	366,396
Construction & Engineering	—	184,953	—	184,953
Construction Materials	—	54,362	—	54,362
Diversified Consumer Services	139,430	46,591	—	186,021
Diversified Financial Services	—	62,216	—	62,216
Diversified Telecommunication Services	—	136,486	—	136,486
Electrical Equipment	—	52,633	—	52,633
Electronic Equipment, Instruments & Components	—	273,230	—	273,230
Food & Staples Retailing	82,189	43,028	—	125,217
Food Products	68,072	210,128	—	278,200
Health Care Providers & Services	38,068	52,741	—	90,809
Hotels, Restaurants & Leisure	257,345	40,878	—	298,223
Pioneer Emerging Markets Equity Fund |  | 12/31/228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Household Durables	$19,085	$127,236	$—	$146,321
Independent Power and Renewable Electricity Producers	—	96,645	—	96,645
Industrial Conglomerates	—	83,620	—	83,620
Insurance	46,743	373,749	—	420,492
Interactive Media & Services	45,294	646,034	—	691,328
Internet & Direct Marketing Retail	623,313	552,832	—	1,176,145
IT Services	79,640	131,933	—	211,573
Leisure Products	—	71,716	—	71,716
Machinery	31,992	62,317	—	94,309
Metals & Mining	54,956	226,680	2,148	283,784
Multiline Retail	—	47,658	—	47,658
Oil, Gas & Consumable Fuels	38,824	36,106	5,442	80,372
Real Estate Management & Development	62,857	905,011	—	967,868
Semiconductors & Semiconductor Equipment	743,857	189,695	—	933,552
Specialty Retail	40,644	177,590	637	218,871
Technology Hardware, Storage & Peripherals	—	442,026	—	442,026
Textiles, Apparel & Luxury Goods	—	620,316	—	620,316
Thrifts & Mortgage Finance	—	240,398	—	240,398
Water Utilities	79,844	67,568	—	147,412
Wireless Telecommunication Services	—	244,954	—	244,954
All Other Common Stock	274,251	—	—	274,251
Preferred Stock
Banks	90,762	—	2,074	92,836
Technology Hardware, Storage & Peripherals	—	253,700	—	253,700
All Other Preferred Stock	49,870	—	—	49,870
Total Investments in Securities	$3,416,128	$9,023,421	$12,439	$12,451,988
During the period ended December 31, 2022, there were no significant transfers in or out of Level 3.
9Pioneer Emerging Markets Equity Fund |  | 12/31/22